COMMITMENTS (Details - LEASE OBLIGATIONS) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Capital lease obligation, current	$ 43,209	$ 40,705
Capital lease obligation, noncurrent	68,482	$ 111,691
Operating Lease [Member]
2024	182,652
2025	183,775
2026	11,477
Total minimum payments	377,904
Capital Lease Obligations [Member]
2024	48,619
2025	43,920
2026	28,024
Total minimum payments	120,563
Less: amount representing interest	8,872
Present value of minimum lease payments	111,691
Capital lease obligation, current	43,209
Capital lease obligation, noncurrent	$ 68,482